--------------------------------------------------------------------------------
                                SEMIANNUAL REPORT
--------------------------------------------------------------------------------

[Logo](R)
NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)
--------------------------------------------------------------------------------

                                                                     New England
                                                                   Balanced Fund

                                                               [graphic omitted]
                                                                       Where
                                                                      The Best
                                                                        Minds
                                                                       Meet(R)

-------------
JUNE 30, 1999
-------------

--------------------------------------------------------------------------------

                                                                     August 1999
--------------------------------------------------------------------------------

[Photo of Bruce R. Speca]

--------------------------------------------------------------------------------
"Most investment professionals I know agree that proper asset allocation is a bedrock principle of sound investing."
--------------------------------------------------------------------------------

Dear Shareholder,
Performance results for the New England Family of Funds were driven mainly by two important changes that took place in our financial markets during the first half of 1999. First, the long, upward climb of large-capitalization stocks slowed dramatically as attention turned to stocks with more reasonable valuations. Then, bond investors grew fearful that our persistently strong economy would lead the Federal Reserve Board to impose higher interest rates. Your manager's commentary on the following pages details how these trends affected your fund's strategy and performance.

As I watch investments come in and out of favor, I'm reminded of the importance of asset allocation - the practice of dividing your portfolio among different kinds of stocks and bonds. The idea is to own more or less of each investment type according to your feelings about risk and your investment time horizon. Most investment professionals I know agree that proper asset allocation is a bedrock principle of sound investing. In addition to broadening diversification, it seeks to avoid exposure to narrow market segments and can help reduce volatility.

While a diversified portfolio may have given solid returns during the past year, many investors were disappointed when they compared those returns to the performance of large-company growth stocks or to the soaring returns of Internet stocks. Suddenly, investors were asking: Is asset allocation dead?

Certainly not! Like so much in life, market cycles are inevitable. Different categories of investments will be popular at different times, and a sensible asset allocation program can help you as market trends change.

I know it can be tempting to jump on a bandwagon and go after "easy money." But I encourage you, instead, to maintain a rational, long-term perspective and to consult your financial representative regularly to review and fine-tune your investments, including a well-diversified asset allocation program.

Thank you for your continued interest. We look forward to helping you achieve your long-term financial objectives.

    Sincerely,

/s/ Bruce R. Speca

    Bruce R. Speca
    President and CEO

--------------------------------------------------------------------------------
                            NEW ENGLAND BALANCED FUND
--------------------------------------------------------------------------------

                                        INVESTMENT RESULTS THROUGH JUNE 30, 1999
--------------------------------------------------------------------------------

Putting Performance in Perspective
The charts comparing your Fund's performance to a benchmark index provide you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown below appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. In addition, few investors could purchase all of the securities necessary to match the index and would incur transaction costs and other expenses even if they could. Your Fund's benchmark is a blend consisting of 65% S&P 500 Index/35% Lehman Govt./Corp. Index.

                                GROWTH OF A $10,000 INVESTMENT IN CLASS A SHARES

[A chart in the form of a line graph appears here illustrating the growth of a $10,000 investment in New England Balanced Fund Class A Shares since 6/30/89, compared to a blend of the S&P 500 65% and Lehman Intermediate
Government/Corporate Indices 35%(4). The data points to this chart are as follows:]

                           JUNE 1989 THROUGH JUNE 1999

                                                            S&P 500 (65)%
                                                             AND LEHMAN
                               NET          MAXIMUM         INTERMEDIATE
                              ASSET          SALES      GOVERNMENT/CORPORATE
                             VALUE(1)      CHARGE(2)        INDEX(4)(35%)
        ---------------------------------------------------------------
            6/89             $10,000        $ 9,425             $10,000
            6/90             $ 9,996        $ 9,421             $11,315
            6/91             $10,558        $ 9,951             $12,263
            6/92             $12,198        $11,497             $13,936
            6/93             $14,131        $13,318             $15,808
            6/94             $14,646        $13,804             $15,874
            6/95             $17,172        $16,184             $19,265
            6/96             $19,447        $18,329             $22,826
            6/97             $23,916        $22,540             $28,583
            6/98             $27,257        $25,689             $35,302
            6/99             $28,805        $27,149             $40,849

This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. Class B, C and Y share performance will differ from that shown based on differences in inception date, fees and sales charges. All index and Fund performance assumes reinvestment of distributions.

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            NEW ENGLAND BALANCED FUND
--------------------------------------------------------------------------------

                                          AVERAGE ANNUAL TOTAL RETURNS - 6/30/99
--------------------------------------------------------------------------------

   CLASS A (Inception 11/27/68)  6 MONTHS    1 YEAR       5 YEARS     10 YEARS
   Net Asset Value(1)              3.7%       5.7%         14.5%        11.2%
   With Maximum Sales Charge(2)   -2.3       -0.4          13.1         10.5
--------------------------------------------------------------------------------

                                                                        SINCE
   CLASS B (Inception 9/13/93)   6 MONTHS    1 YEAR       5 YEARS     INCEPTION
   Net Asset Value(1)              3.3%       4.9%         13.6%        11.5%
   With CDSC(3)                   -1.7        0.3          13.4         11.4
--------------------------------------------------------------------------------

   CLASS C (Inception 12/30/94)  6 MONTHS       1 YEAR          SINCE INCEPTION
   Net Asset Value(1)              3.3%          5.0%                15.1%
   With CDSC(3)                    2.3           4.0                 15.1
--------------------------------------------------------------------------------

                                                                        SINCE
   CLASS Y (Inception 3/8/94)    6 MONTHS    1 YEAR       5 YEARS     INCEPTION
   Net Asset Value(1)              3.9%       6.2%         15.0%        13.2%
--------------------------------------------------------------------------------

                                                                                            SINCE       SINCE       SINCE
                                                                                            FUND'S      FUND'S      FUND'S
                                                                                            CLASS B     CLASS C     CLASS Y
   COMPARATIVE PERFORMANCE                 6 MONTHS     1 YEAR     5 YEARS     10 YEARS     INCEPT.     INCEPT.     INCEPT.
   S&P/Lehman Gov't./Corp. Blend(4)          7.2%        15.7%      20.8%        15.0%       17.4%       22.4%       19.7%
   Lipper Balanced Average(5)                5.6         10.0       16.2         12.4        13.3        17.5        15.1
   Morningstar Domestic Hybrid Average(6)    5.0          8.5       15.3         11.8        12.1        16.0        13.8
---------------------------------------------------------------------------------------------------------------------------

NOTES TO CHARTS

These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost. The fund was changed from an equity income fund to a balanced fund on March 1, 1990. Results for periods prior to that date reflect former investment policies and are not necessarily representative of the results that would have been achieved had the Fund's current investment policies been in effect. Class Y shares are available to certain institutional investors only.

(1) Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at time of purchase. Returns would have been lower had sales charges been reflected.

(2) With Maximum Sales Charge performance assumes reinvestment of all distributions and reflects the maximum sales charge of 5.75% at the time of purchase of Class A shares.

(3) With Contingent Deferred Sales Charge (CDSC) performance assumes reinvestment of all distributions and, for Class B shares, assumes that a maximum 5.00% sales charge is applied to redemptions. The sales charge will decrease over time, declining to zero six years after the purchase of shares. With CDSC performance for Class C shares assumes a maximum 1.00% sales charge on redemptions within the first year of purchase.

(4) Represented by a 65% weighting in the Standard & Poor's Composite Index of 500 Stocks(r) (the "S&P 500") and a 35% weighting in the Lehman Government/Corporate Bond Index. Indices are balanced to 65%/35% at the end of each year. The S&P 500 is a market value-weighted unmanaged index of common stock prices for 500 selected stocks, most of which are listed on the New York Stock Exchange. It is a common measure of stock total return performance. The Lehman Government/Corporate Bond Index is an unmanaged index that includes the Lehman Government and Corporate Bond indices, including U.S. government Treasury and agency securities, corporate and yankee bonds. The performance of the indices' has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. It is not possible to invest directly in an index. Class B inception return is calculated from 9/30/93. Class Y since inception return is calculated from 3/31/94.

(5) Lipper Balanced Average is an average (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Inc., an independent mutual fund ranking service. Class B inception return is calculated from 9/30/93. Class Y since inception return is calculated from 3/31/94.

(6) Morningstar Domestic Hybrid Average is an average (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Morningstar, Inc., an independent mutual fund ranking service. Class B inception return is calculated from 9/30/93. Class Y since inception return is calculated from 3/31/94.

--------------------------------------------------------------------------------
                            NEW ENGLAND BALANCED FUND
--------------------------------------------------------------------------------

                                QUESTIONS & ANSWERS WITH YOUR PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
[Photo of John Hyll]
[Photo of Jeff Wardlow]
[Photo of Gregg Watkins]

John Hyll,
Jeff Wardlow,
Gregg Watkins
Loomis, Sayles & Company, L.P.


Q. Please tell us about New England Balanced Fund's performance during the first half of 1999.

For the six months ended June 30, 1999, New England Balanced Fund's Class A shares at net asset value had a return of 3.7%. This return includes a $0.34 per share gain in net asset value and reinvested distributions of $0.15. The Fund lagged the 7.2% return of the Fund's benchmark, which combines the Standard & Poor's 500 Composite Stock Index (65%) with the Lehman Brothers Government/Corporate Bond Index (35%) during the period.

Q. Describe the market environment in the first six months of 1999.

Fickle investors made for volatile markets during the first half of the year. At first, the same short list of large-capitalization growth stocks that defined market activity in 1998 continued to dominate attention and define results. There was a slight move to value stocks in the second quarter as investors began to question the sustainability of company stock earnings. A lower intensity version of this tug of war between value and growth stocks was underway at the end of the period, as the Federal Reserve Board raised the Fed Funds Rate and made official the higher interest rates that the markets were anticipating.

Q. Given this environment, what was your investment strategy during the period?

The Fund's allocation remained at roughly 65% stocks and 35% bonds. With the market mainly focused on a few big growth stocks, we left the portfolio of potentially undervalued stocks unchanged except for occasional fine-tuning.

Opportunities emerged later in the period as growth and value sectors swung in and out of favor. We reduced the Fund's healthcare weighting and boosted exposure to capital goods and financial companies. We also increased the portfolio's commitment to chemical companies and paper manufacturers.

Q. What were the principal factors affecting performance?

Limited exposure to large-cap growth stocks hurt equity results early in the period, but the market's broadening to include value stocks in the second quarter helped performance. The Fund benefited from its technology holdings, with IBM, Hewlett Packard and First Data contributing positively. Energy companies Exxon, B.P., Amoco and USX Marathon all performed well as the outlook for oil prices improved. Among basic materials producers, Praxair and Dow Chemical turned in solid gains.

                        YOUR FUND'S ASSET MIX - 6/30/99

                    Common Stocks                      65.3%
                    Bonds                              33.3%
                    Cash & Cash Equivalents             1.4%

Portfolio performance suffered at the hands of consumer staples stocks. Philip Morris and food stocks Conagra and Sara Lee all disappointed. Insurance stocks, including Ace Limited, also lagged.

Q. What was the environment for bonds, and how did you respond?

A robust economy and record low unemployment were reasons enough for the inflation-cautious Federal Reserve Board to express a bias toward higher interest rates. Bond yields rose broadly as prices fell; the benchmark 30-year U.S. Treasury bond had a yield of 6.00%, as of June 30, up almost a full point since January. In sum, a challenging environment for fixed-income investors - one that called for defensive measures and strategies.

In that mode, we reduced the average duration - a measure of a bond's sensitivity to interest rates changes - of the Fund's fixed-income holdings from over six years to just under five at the end of the period. Average maturity - the time remaining until a bond becomes due - also shrank, from approximately 10 years to around eight. At the period's end, average credit quality was AA1, as rated by Moody's.

Shifts in sector weightings from Treasury bonds to corporate securities and mortgage-backed obligations helped performance, but, although shortened, the Fund's average duration and maturity were a negative. Among corporate issues, we favored bonds in the energy sector and selected utilities. Heavy supply hampered returns in intermediate-term ranges that had performed well historically under similar economic circumstances.

Q. What is your current outlook for the market and the Fund?

Although a vigilant Federal Reserve Board may again raise interest rates against any inflationary threat, we look for solid - not spectacular - domestic economic conditions. Reasonable levels of economic growth are likely in this environment, creating a favorable background for bond and stock selection.

In selecting stocks and bonds, we will continue to focus on companies in which our analysts see good value. Sector weightings will result from security selection, not vice-versa. Looking ahead, we think the Fund's value orientation aligns well with a market that may be shaking off its growth-at-any-price mood of recent years.

                 YOUR FUND'S FIVE LARGEST INDUSTRIES - 6/30/99

                                                % of
                                              Net Assets
            ---------------------------------------------------
              1.  Government/Agency              10.2
            ---------------------------------------------------
              2.  Banks                          6.2
            ---------------------------------------------------
              3.  Oil & Gas/Major Integrated     4.3
            ---------------------------------------------------
              4.  Consumer                       4.1
            ---------------------------------------------------
              5.  Telephone                      3.5
            ---------------------------------------------------
              6.  Other Financial                3.3
            ---------------------------------------------------
            Portfolio holdings and asset allocations will vary.
            ---------------------------------------------------

The portfolio managers' commentary reflects the conditions and actions taken during the reporting period, which are subject to change. A shift in opinion may result in strategic and other portfolio changes.

Treasury bills and U.S. government bonds fluctuate in value, but they are guaranteed as to the timely payment of interest and if held to maturity, provide a guaranteed return of principal. Government guarantees apply to individual securities only and not to prices and yields of shares in a managed portfolio. The Fund invests in foreign securities. Investing in foreign securities involves special risks. The Fund invests in mortgage or asset-backed securities, which are subject to pre-payment risks. These risks may increase share price volatility. See the Fund's prospectus for details.

--------------------------------------------------------------------------------
                              PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Investments as of June 30, 1999
(unaudited)

COMMON STOCK - 65.3% OF TOTAL NET ASSETS

SHARES        DESCRIPTION                                           VALUE (A)
--------------------------------------------------------------------------------
              AEROSPACE & DEFENSE - 0.6%
     35,300   Northrop Grumman Corp. ...........................  $   2,340,831
                                                                  -------------
              AUTO & RELATED - 2.0%
     60,000   Dana Corp. .......................................      2,763,750
     67,000   General Motors Corp. .............................      4,422,000
                                                                  -------------
                                                                      7,185,750
                                                                  -------------
              BANKS - 6.2%
     45,000   Chase Manhattan ..................................      3,898,125
     74,100   CIT Group, Inc. ..................................      2,139,638
    137,000   Fleet Financial Group, Inc. ......................      6,079,375
    143,300   Keycorp ..........................................      4,603,512
    105,000   PNC Bank Corp. ...................................      6,050,625
                                                                  -------------
                                                                     22,771,275
                                                                  -------------
              BANKS & THRIFTS - 1.0%
     64,696   Bank One Corp. ...................................      3,853,456
                                                                  --------------
              BEVERAGES - 1.1%
     55,000   Anheuser-Busch Cos ...............................      3,901,563
                                                                  --------------
              BUILDING & RELATED - 1.8%
     45,000   Black & Decker Corp. .............................      2,840,625
     36,800   Philips Electronics NV (ADR) .....................      3,712,200
                                                                  -------------
                                                                      6,552,825
                                                                  -------------
              BUSINESS SERVICES - 1.2%
     72,000   Dun & Bradstreet Corp. ...........................      2,551,500
     60,000   Viad Corp. .......................................      1,856,250
                                                                  -------------
                                                                      4,407,750
                                                                  -------------
              BUSINESS SERVICES-COMPUTER DATA PRODUCTS - 0.6%
     48,700   First Data Corp. .................................      2,383,256
                                                                  -------------
              CHEMICALS-MAJOR - 2.2%
     20,000   Dow Chemical Co. .................................      2,537,500
     65,000   Praxair, Inc. ....................................      3,180,937
     57,100   Rohm & Haas Co. ..................................      2,448,163
                                                                  -------------
                                                                      8,166,600
                                                                  -------------
              COMPUTERS & BUSINESS EQUIPMENT - 2.0%
     56,000   International Business Machines ..................      7,238,000
                                                                  -------------
              COMPUTER EQUIPMENT - 0.7%
     61,200   Harris Corp. .....................................      2,398,275
                                                                  -------------
              COMPUTER HARDWARE - 1.6%
    138,600   Compaq Computer Corp. ............................      3,283,087
     26,000   Hewlett-Packard Co. ..............................      2,613,000
                                                                  -------------
                                                                      5,896,087
                                                                  -------------
              CONTAINERS-METAL/GLASS - 0.8%
     87,000   Owens Illinois, Inc. (d) .........................      2,843,813
                                                                  -------------
              DRUGS & HEALTH CARE - 2.1%
     53,800   Bristol-Myers Squibb ............................$      3,789,537
     52,700   Merck & Co. ......................................      3,899,800
                                                                  -------------
                                                                      7,689,337
                                                                  -------------
              ELECTRIC COMPANIES - 1.8%
     75,000   CMS Energy Corp. .................................      3,140,625
     84,000   Texas Utilities Co. ..............................      3,465,000
                                                                  -------------
                                                                      6,605,625
                                                                  -------------
              ELECTRONICS - 2.5%
     48,000   Litton Industries, Inc. (d) ......................      3,444,000
     80,000   Raytheon Co. .....................................      5,630,000
                                                                  -------------
                                                                      9,074,000
                                                                  -------------
              ENTERTAINMENT - 1.2%
     61,900   Time Warner, Inc. ................................      4,549,650
                                                                  -------------
              FINANCIAL-CONSUMER/DIVERSIFIED - 3.3%
     18,200   American Express Co. .............................      2,368,275
     60,000   Federal Home Loan Mortgage Corp. .................      3,480,000
     58,900   ReliaStar Financial Corp. ........................      2,576,875
     67,400   The FINOVA Group, Inc. ...........................      3,546,925
                                                                  -------------
                                                                     11,972,075
                                                                  -------------
              FOODS - 0.7%
    120,000   Sara Lee Corp. ...................................      2,722,500
                                                                  -------------
              FREIGHT TRANSPORTATION - 0.5%
     65,000   Ryder Systems, Inc. ..............................      1,690,000
                                                                  -------------
              GAS & PIPELINE UTILITIES - 0.7%
     42,300   Consolidated Natural Gas Co. .....................      2,569,725
                                                                  -------------
              HEALTH CARE - SERVICES - 0.9%
    170,000   Tenet Healthcare Corp. (d) .......................      3,155,625
                                                                  -------------
              HOUSEHOLD PRODUCTS - 2.1%
     75,000   Kimberly-Clark Corp. .............................      4,275,000
     72,400   Newell Rubbermaid, Inc. ..........................      3,366,600
                                                                  -------------
                                                                      7,641,600
                                                                  -------------
              INSURANCE - 2.8%
    150,000   ACE, Ltd. ........................................      4,237,500
    103,200   Allstate Corp. ...................................      3,702,300
     40,600   Hartford Financial Services Group ................      2,367,487
                                                                  -------------
                                                                     10,307,287
                                                                  -------------
              INVESTMENT BANKING/BROKER/MANAGEMENT - 0.6%
     47,250   Bear Stearns Cos., Inc. ..........................      2,208,938
                                                                  -------------
              INVESTMENT COMPANIES - 0.8%
     30,000   Morgan Stanley Dean Witter .......................      3,075,000
                                                                  -------------
              LEISURE - 1.0%
    135,000   Hasbro, Inc. .....................................      3,771,563
                                                                  -------------
              MACHINERY - 0.8%
     70,000   Deere & Co. ......................................      2,773,750
                                                                  -------------
              MANUFACTURING - DIVERSIFIED - 2.4%
     50,000   Eaton Corp. ......................................      4,600,000
     32,400   Premark International, Inc. ......................      1,215,000
    129,900   Tenneco, Inc. ....................................      3,101,362
                                                                  -------------
                                                                      8,916,362
                                                                  -------------
              NATURAL GAS - 0.9%
     50,700   Columbia Gas Systems, Inc. .......................      3,178,256
                                                                  -------------
              OIL & GAS/DRILLING EQUIPMENT - 0.4%
     35,100   Cooper Cameron Corp. .............................      1,300,894
                                                                  -------------
              OIL & GAS/MAJOR INTEGRATED - 4.3%
     48,063   BP Amoco plc .....................................      5,214,835
     50,000   Exxon Corp. ......................................      3,856,250
     28,000   Mobil Corp. ......................................      2,772,000
    120,000   USX-Marathon Group ...............................      3,907,500
                                                                  -------------
                                                                     15,750,585
                                                                  -------------
              PAPER & FOREST PRODUCTS - 1.2%
    100,000   Georgia Pacific Corp. Timber Group ...............      2,525,000
     40,800   Willamette Industries, Inc. ......................      1,879,350
                                                                  -------------
                                                                      4,404,350
                                                                  -------------
              PETROLEUM SERVICES - 0.9%
    112,700   Conoco, Inc. .....................................      3,141,513
                                                                  -------------
              PHOTOGRAPHY-IMAGING - 1.1%
     67,000   Xerox Corp. ......................................      3,957,187
                                                                  -------------
              RETAIL - FOOD & DRUG - 0.7%
     89,000   Kroger Co. (d) ...................................      2,486,438
                                                                  -------------
              RETAIL- GENERAL MERCHANDISE - 1.7%
     65,000   Federated Department Stores, Inc. (d) ............      3,440,937
     60,000   Sears, Roebuck & Co. .............................      2,673,750
                                                                  -------------
                                                                      6,114,687
                                                                  -------------
              TELEPHONE - 3.5%
     96,900   Ameritech Corp. ..................................      7,122,150
    125,000   BellSouth Corp. ..................................      5,859,375
                                                                  -------------
                                                                     12,981,525
                                                                  -------------
              TELECOMMUNICATION - 2.0%
     97,400   GTE Corp. ........................................      7,378,050
                                                                  -------------
              TELECOMMUNICATION-LONG DISTANCE - 1.8%
     61,500   AT&T Corp. .......................................      3,432,469
     62,000   Sprint Corp. (d) .................................      3,274,375
                                                                  -------------
                                                                      6,706,844
                                                                  -------------
              TOBACCO - 0.8%
     76,700   Philip Morris Companies, Inc. ....................      3,082,381
                                                                  -------------
              Total Common Stock (Identified Cost $194,916,217)     239,145,228
                                                                  -------------

BONDS AND NOTES - 33.3%
                                                      RATINGS (C)
                                                   ----------------
   PRINCIPAL                                               STANDARD
    AMOUNT    DESCRIPTION                          MOODY'S & POOR'S
--------------------------------------------------------------------------------
              BANKS - 0.9%
  3,430,000   Mellon Bank, 7.000%, 3/15/2006 ....      A2    A+       3,445,812
                                                                  -------------
              CONSUMER - 4.1%
  2,505,000   AMERCO, 7.850%, 5/15/2003 .........      Ba1   BBB      2,411,513
  4,790,000   Coca Cola Enterprises, Inc.,
                6.750%, 1/15/2038 ...............      A3    A+       4,371,594
  2,500,000   Dillards, Inc., 6.430%, 8/01/2004 .      Baa1  BBB      2,414,150
  2,975,000   FMC Corp., 7.125%, 11/25/2002 .....      Baa2  BBB-     2,964,558
  3,000,000   Northwest Airlines Corp.,
                8.375%, 3/15/2004 ...............      Ba2   BB       2,887,380
                                                                  -------------
                                                                     15,049,195
                                                                  -------------
              CYCLICAL - 0.7%
  2,125,000   Carnival Corp., 7.050%, 5/15/2005 .      A2    A        2,149,799
    500,000   Westvaco Corp., 9.650%, 3/01/2002 .      A1    A          540,335
                                                                  -------------
                                                                      2,690,134
                                                                  -------------
              ENERGY - 2.2%
  1,000,000   Calpine Corp., 7.625%, 4/15/2006 ..      Ba2   BB         968,490
  4,190,000   Kerr-Mcgee Corp., 6.625%, 10/15/2007     Baa1  BBB      3,990,891
  2,960,000   Tosco Corp., 7.625%, 5/15/2006 ....      Baa2  BBB      3,014,464
                                                                  -------------
                                                                      7,973,845
                                                                  -------------
              EQUIPMENT TRUST - 0.2%
    600,000   Delta Air Lines, Inc.,
                9.200%, 9/23/2014 ...............      Baa3  BBB        675,132
                                                                  -------------
              GAS UTILITIES - 0.3%
  1,200,000   Williams Holdings Co.,
                6.250%, 2/01/2006 ...............      Baa2  BBB-     1,141,920
                                                                  -------------
              GOVERNMENT - 10.2%
 11,973,317   Government National Mortgage Association,
                6.500%, 4/15/2029 ...............      Aaa   AAA     11,556,885
  3,340,000   United States Treasury Notes,
                6.500%, 5/15/2005 ...............      Aaa   AAA      3,442,271

  8,100,000   United States Treasury Notes,
                7.000%, 7/15/2006 ...............      Aaa   AAA      8,579,682

  2,000,000   United States Treasury Notes,
                6.500%, 10/15/2006 ..............      Aaa   AAA      2,065,000

  2,200,000   United States Treasury Notes,
                6.625%, 5/15/2007 ...............      Aaa   AAA      2,291,102

  9,390,000   United States Treasury Notes,
                6.125%, 8/15/2007 ...............      Aaa   AAA      9,493,853
                                                                  -------------
                                                                     37,428,793
                                                                  -------------
              INDUSTRIALS - 0.5%
  1,870,000   Nielsen Media Research, Inc.,
                7.600%, 6/15/2009 ...............      Baa2  --       1,892,627
                                                                  -------------
              MANUFACTURING - 1.9%
  3,660,000   Nabisco, Inc., 7.050%, 7/15/2007 ..      Baa2  BBB      3,588,118
  1,790,000   Philips Electronics NV,
                7.250%, 8/15/2013 ...............      A3    BBB+     1,705,601
  1,780,000   Raytheon Co., 6.300%, 3/15/2005 ...      Baa1  BBB      1,746,981
                                                                  -------------
                                                                      7,040,700
                                                                  -------------
              MOBILE HOMES - 0.7%
  2,650,000   Oakwood Homes Corp., 8.125%, 3/01/2009   Baa3  BBB-     2,546,359
                                                                  -------------
              MORTGAGE - 2.6%
  1,965,237   Federal National Mortgage Association,
                5.500%, 1/01/2014 ...............      Aaa   AAA      1,835,079
  3,000,000   Federal National Mortgage Association,
                6.000%, 2/25/2024 ...............      --    --       2,769,750
  5,107,804   Federal National Mortgage Association,
                6.000%, 4/01/2028 ...............      Aaa   AAA      4,798,118
                                                                  -------------
                                                                      9,402,947
                                                                  -------------
              OTHER FINANCE - 3.3%
  3,050,000   Bear Stearns Cos., Inc.,
                6.750%, 12/15/2007 ..............      A2    A        2,944,043
  1,500,000   Donaldson Lufkin & Jenrette, Inc.,
                6.875%, 11/01/2005 ..............      A3    A-       1,479,510
  1,775,000   National Health Investors, Inc.,
                7.300%, 7/16/2007 ...............      Baa3  BBB-     1,541,943
  1,990,000   Prologis Trust, 7.050%, 7/15/2006 .      Baa1  BBB+     1,916,410
  4,025,000   Salomon, Inc., 7.000%, 3/15/2004 ..      Aa3   A        4,076,922
                                                                  -------------
                                                                     11,958,828
                                                                  -------------
              SERVICE - 1.8%
3,000,000     La Quinta Inns, Inc.,
                7.400%, 9/15/2005 ...............      Ba2   BB       2,503,320
  2,425,000   Secured Finance, 9.050%, 12/15/2004      Aaa   AAA      2,615,775
  1,660,000   U.S. West Capital Funding, Inc.,
                6.250%, 7/15/2005 ...............      Baa1  A-       1,608,988
                                                                  -------------
                                                                      6,728,083
                                                                  -------------
              TELEPHONE - 1.2%
  4,600,000   Sprint Spectrum, L.P., Zero Coupon,
                8/15/2006 .......................      Baa3  BBB+     4,189,128
                                                                  -------------
              TRANSPORTATION - 2.7%
  3,195,438   Federal Express Equipment Test,
                7.020%, 1/15/2016 ...............      Baa1  BBB+     2,996,522
  2,350,000   Norfolk Southern Corp.,
                7.050%, 5/01/2037 ...............      Baa1  BBB+     2,382,125
  2,000,000   Royal Caribbean Cruises Line,
                8.125%, 7/28/2004 ...............      Baa3  BBB-     2,081,280
  2,570,000   Royal Caribbean Cruises Line,
                7.000%, 10/15/2007 ..............      Baa3  BBB-     2,487,477
                                                                  -------------
                                                                      9,947,404
                                                                  -------------
              Total Bonds and Notes
                (Identified Cost $125,130,402) .................    122,110,907
                                                                  -------------

SHORT TERM INVESTMENT - 0.9%
--------------------------------------------------------------------------------

  3,300,843   Associates First Capital, 5.250%, 7/01/1999             3,300,843
                                                                  -------------
              Total Short Term Investments
                (Identified Cost $3,300,843) ...................      3,300,843
                                                                  -------------
              Total Investments - 99.5%
                (Identified Cost $323,347,462) (b) .............    364,556,978
              Other assets less liabilities ....................      1,853,645
                                                                  -------------
              Total Net Assets - 100% ..........................  $ 366,410,623
                                                                  =============

(a) See Note 1a of Notes to Financial Statements.
(b) Federal Tax Information:
    At June 30, 1999 the net unrealized appreciation on
    investments based on cost of $323,347,462 for federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost. ......  $  50,971,383
    Aggregate gross unrealized depreciation for all investments
      in which there is an excess of tax cost over value .......     (9,761,867)
                                                                  -------------
       Net unrealized appreciation. ..........................    $  41,209,516
                                                                  =============

(c) The ratings shown are believed to be the most recent ratings available at June 30, 1999. Securities are generally rated at the time of issuance. The rating agencies may revise their rating from time to time. As a result, there can be no assurance that the same ratings would be assigned if the securities were rated at June 30, 1999. The Fund's subadviser independently evaluates the Fund's portfolio securities and in making investment decisions does not rely solely on the ratings of agencies.

(d) Non-income producing security.

ADR/GDR - An American Depository Receipt (ADR) or Global Depository Receipt
    (GDR) is a certificate issued by a custodian bank rep resenting the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States or Canada.


                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                        STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------

June 30, 1999
(unaudited)

ASSETS
   Investments at value (Identified cost $323,347,462)            $ 364,556,978
   Receivable for:
     Fund shares sold ..............................                    229,992
     Dividends and interest ........................                  2,546,211
                                                                  -------------
                                                                  $ 367,333,181

LIABILITIES
   Payable for:
     Fund shares redeemed ..........................  $  498,581
   Accrued expenses:
     Management fees ...............................     217,971
     Deferred trustees' fees .......................      71,609
     Accounting and administrative .................      17,086
     Other expenses ................................     117,311
                                                      ----------
                                                                        922,558
                                                                  -------------
NET ASSETS .........................................              $ 366,410,623
                                                                  =============
   Net Assets consist of:
     Capital paid in ...............................              $ 306,512,362
     Undistributed net investment income ...........                     71,600
     Accumulated net realized gains (losses) .......                 18,617,145
     Unrealized appreciation (depreciation) on
       investments .................................                 41,209,516
                                                                  -------------

NET ASSETS .........................................              $ 366,410,623
                                                                  =============
   Computation of net asset value and offering
   price: Net asset value and redemption price of
   Class A shares ($210,261,870 / 15,171,120 shares
   of beneficial interest)                                             $ 13.86
                                                                       =======
   Offering price per share (100/94.25 of $13.86) ..                   $ 14.71*
                                                                       =======
   Net asset value and offering price of Class B
   shares ($82,133,913 / 5,977,687 shares of
   beneficial interest) ............................                   $ 13.74**
                                                                       =======
   Net asset value and offering price of Class C
   shares ($5,659,234 / 413,557 shares of beneficial
   interest) .......................................                   $ 13.68**
                                                                       =======
   Net asset value, offering and redemption price of
   Class Y shares ($68,355,606 / 4,925,375 shares of
   beneficial interest) ............................                   $ 13.88
                                                                       =======
 * Based upon single purchases of less than $50,000. Reduced sales charges apply for purchases in excess of this amount.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

Six Months Ended June 30, 1999
(unaudited)

INVESTMENT INCOME
   Dividends (net of foreign taxes of $14,569) .....                $ 2,023,094
   Interest ........................................                  4,490,648
                                                                    -----------
                                                                      6,513,742
   Expenses
     Management fees ...............................  $ 1,335,589
     Service fees - Class A ........................      263,890
     Service and distribution fees - Class B .......      409,436
     Service and distribution fees - Class C .......       27,739
     Trustees' fees and expenses ...................       11,104
     Accounting and administrative .................       53,252
     Custodian .....................................       58,978
     Transfer agent ................................      394,390
     Audit and tax services ........................       18,000
     Legal .........................................        9,230
     Printing ......................................       23,672
     Registration ..................................       32,234
     Miscellaneous .................................       12,835
                                                      ------------
   Total expenses ..................................                  2,650,349
                                                                    -----------
   Net investment income ...........................                  3,863,393
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   Realized gain (loss) on investments - net .......                 16,495,136
   Unrealized appreciation (depreciation) on investments - net       (7,578,414)
                                                                    -----------
   Net gain (loss) on investment transactions ......                  8,916,722
                                                                    -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS               $12,780,115
                                                                    ===========

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

(unaudited)

                                                                                          SIX MONTHS
                                                                      YEAR ENDED             ENDED
                                                                     DECEMBER 31,           JUNE 30,
                                                                        1998                 1999
                                                                    ------------         ------------

FROM OPERATIONS

   Net investment income .........................................  $  8,556,863         $  3,863,393
   Net realized gain (loss) on investments .......................    36,886,910           16,495,136
   Net unrealized appreciation (depreciation) on investments .....   (15,316,839)          (7,578,414)
                                                                    ------------         ------------
   Increase (decrease) in net assets from operations .............    30,126,934           12,780,115
                                                                    ------------         ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
     Class A .....................................................    (5,071,303)          (2,346,707)
     Class B .....................................................    (1,228,192)            (616,361)
     Class C .....................................................       (84,069)             (42,320)
     Class Y .....................................................    (2,049,589)            (889,914)
   Net realized gain on investments
     Class A .....................................................   (22,927,357)                   0
     Class B .....................................................    (8,531,184)                   0
     Class C .....................................................      (560,266)                   0
     Class Y .....................................................    (7,647,240)                   0
                                                                    ------------         ------------
                                                                     (48,099,200)          (3,895,302)
                                                                    ------------         ------------
INCREASE (DECREASE) IN NET ASSETS
   DERIVED FROM CAPITAL SHARE TRANSACTIONS .......................     3,590,030          (28,286,164)

Total increase (decrease) in net assets ..........................   (14,382,236)         (19,401,351)
                                                                    ------------         ------------
NET ASSETS
   Beginning of the period .......................................   400,194,210          385,811,974
                                                                    ------------         ------------
   End of the period .............................................  $385,811,974         $366,410,623
                                                                    ============         ============
UNDISTRIBUTED NET INVESTMENT INCOME
   End of the period .............................................  $    103,509         $     71,600
                                                                    ============         ============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(unaudited)

                                                                                       CLASS A
                                                         -------------------------------------------------------------------------
                                                                                                                      SIX MONTHS
                                                                           YEAR ENDED DECEMBER 31,                       ENDED
                                                         ---------------------------------------------------------      JUNE 30,
                                                           1994        1995        1996        1997         1998         1999
                                                        ---------------------------------------------------------      --------
Net Asset Value, Beginning of the Period ..............  $  12.13    $  11.27    $  13.14    $  13.94     $  14.25     $  13.52
                                                         --------    --------    --------    --------     --------     --------
Income From Investment Operations
Net Investment Income .................................      0.33        0.42        0.38        0.33         0.33         0.15
Net Realized and Unrealized Gain (Loss)
 on Investments .......................................     (0.65)       2.49        1.76        2.05         0.74         0.34
                                                         --------    --------    --------    --------     --------     --------
Total From Investment Operations ......................     (0.32)       2.91        2.14        2.38         1.07         0.49
                                                         --------    --------    --------    --------     --------     --------
Less Distributions
Dividends From Net Investment Income ..................     (0.33)      (0.40)      (0.39)      (0.33)       (0.32)       (0.15)
Distributions From Net Realized Capital Gains .........     (0.21)      (0.64)      (0.95)      (1.74)       (1.48)        0.00
                                                         --------    --------    --------    --------     --------     --------
Total Distributions ...................................     (0.54)      (1.04)      (1.34)      (2.07)       (1.80)       (0.15)
                                                         --------    --------    --------    --------     --------     --------
Net Asset Value, End of the Period ....................  $  11.27    $  13.14    $  13.94    $  14.25     $  13.52     $  13.86
                                                         ========    ========    ========    ========     ========     ========
Total Return (%) (a) ..................................      (2.7)       26.3        17.1        17.5          8.2          3.7
Ratio of Operating Expenses to Average
 Net Assets (%) .......................................      1.40        1.36        1.33        1.29         1.30         1.34(b)
Ratio of Net Investment Income to
 Average Net Assets (%) ..... .........................      2.91        3.37        2.79        2.25         2.25         2.21(b)
Portfolio Turnover Rate (%) ...........................        36          54          70          69           81          62
Net Assets, End of the Period (000) ...................  $158,332    $196,514    $219,626    $233,421     $222,866     $210,262

(a) A sales charge is not reflected in total return calculations.
(b) Computed on an annualized basis.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(unaudited)

                                                                                       CLASS B
                                                         -------------------------------------------------------------------------
                                                                                                                      SIX MONTHS
                                                                           YEAR ENDED DECEMBER 31,                       ENDED
                                                         ---------------------------------------------------------      JUNE 30,
                                                           1994        1995        1996        1997         1998         1999
                                                        ---------------------------------------------------------      --------
Net Asset Value, Beginning of the Period .............   $  12.11    $  11.24    $  13.08    $  13.86     $  14.15     $  13.40
                                                         --------    --------    --------    --------     --------     --------
Income From Investment Operations
Net Investment Income ................................       0.26        0.34        0.29        0.23         0.21         0.10
Net Realized and Unrealized Gain (Loss) on
 Investments .........................................      (0.66)       2.46        1.74        2.03         0.74         0.34
                                                         --------    --------    --------    --------     --------     --------
Total From Investment Operations .....................      (0.40)       2.80        2.03        2.26         0.95        0.44
                                                         --------    --------    --------    --------     --------     --------
Less Distributions
Dividends From Net Investment Income .................      (0.26)      (0.32)      (0.30)      (0.23)       (0.22)       (0.10)
Distributions From Net Realized Capital Gains ........      (0.21)      (0.64)      (0.95)      (1.74)       (1.48)        0.00
                                                         --------    --------    --------    --------     --------     --------
Total Distributions ..................................      (0.47)      (0.96)      (1.25)      (1.97)       (1.70)       (0.10)
                                                         --------    --------    --------    --------     --------     --------
Net Asset Value, End of the Period ...................   $  11.24    $  13.08    $  13.86    $  14.15     $  13.40     $  13.74
                                                         ========    ========    ========    ========     ========     ========
Total Return (%) (a) .................................       (3.4)       25.3        16.3        16.7          7.3          3.3
Ratio of Operating Expenses to Average Net
 Assets (%) ..........................................       2.15        2.11        2.08        2.04         2.05         2.09(b)
Ratio of Net Investment Income to Average
 Net Assets (%) ......................................       2.16        2.62        2.04        1.50         1.50         1.46(b)
Portfolio Turnover Rate (%) ..........................         36          54          70          69           81           62
Net Assets, End of the Period (000) ..................   $ 21,607    $ 40,361    $ 58,367    $ 76,558    $  84,255     $ 82,134

(a) A contingent deferred sales charge in the case of Class B shares is not reflected in total return calculations.
(b) Computed on an annualized basis.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(unaudited)

                                                                                          CLASS C
                                                                 -----------------------------------------------------------------
                                                                                                                      SIX MONTHS
                                                                           YEAR ENDED DECEMBER 31,                       ENDED
                                                                 -------------------------------------------------      JUNE 30,
                                                                       1995        1996        1997         1998         1999
                                                                 ------------------------------------------------      --------
Net Asset Value, Beginning of the Period .....................       $  11.24    $  13.05    $  13.82     $  14.10     $  13.35
                                                                     --------    --------    --------     --------     --------
Income From Investment Operations
Net Investment Income ....... ................................           0.35        0.29        0.23         0.21        0.10
Net Realized and Unrealized Gain on Investments ..............           2.44        1.73        2.02         0.74         0.33
                                                                     --------    --------    --------     --------     --------
Total From Investment Operations .............................           2.79        2.02        2.25         0.95         0.43
                                                                     --------    --------    --------     --------     --------
Less Distributions
Dividends From Net Investment Income .........................          (0.34)      (0.30)      (0.23)       (0.22)       (0.10)
Distributions From Net Realized Capital Gains ................          (0.64)      (0.95)      (1.74)       (1.48)        0.00
                                                                     --------    --------    --------     --------     --------
Total Distributions .........,................................          (0.98)      (1.25)      (1.97)       (1.70)       (0.10)
                                                                     --------    --------    --------     --------     --------
Net Asset Value, End of the Period ...........................       $  13.05    $  13.82    $  14.10     $  13.35     $  13.68
                                                                     ========    ========    ========     ========     ========
Total Return (%) (a) .........................................           25.2        16.2        16.6          7.3          3.3
Ratio of Operating Expenses
 to Average Net Assets (%) ...................................           2.11        2.08        2.04         2.05         2.09(b)
Ratio of Net Investment Income
 to Average Net Assets (%) ...................................           2.62        2.04        1.50         1.50         1.46(b)
Portfolio Turnover Rate (%) ..................................             54          70          69           81          62
Net Assets, End of the Period (000) ..........................       $    718    $  2,538    $  4,596     $  5,480     $  5,659

(a) A contingent deferred sales charge is not reflected in total return calculations.
(b) Computed on an annualized basis.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(unaudited)

                                                                                       CLASS Y
                                                         -------------------------------------------------------------------------
                                                         MARCH 8(A)                                                   SIX MONTHS
                                                         THROUGH           YEAR ENDED DECEMBER 31,                       ENDED
                                                        DECEMBER 31, ---------------------------------------------      JUNE 30,
                                                           1994        1995        1996        1997         1998         1999
                                                        ---------------------------------------------------------      --------
Net Asset Value, Beginning of the Period .............   $  12.20    $  11.27    $  13.15    $  13.95     $  14.27     $  13.54
                                                         --------    --------    --------    --------     --------     --------
Income From Investment Operations
Net Investment Income ...............................        0.38        0.46        0.44        0.40         0.39         0.18
Net Realized and Unrealized Gain (Loss)
on Investments ......................................       (0.72)       2.51        1.76        2.06         0.74         0.34
                                                         --------    --------    --------    --------     --------     --------
Total From Investment Operations ....................       (0.34)       2.97        2.20        2.46         1.13         0.52
                                                         --------    --------    --------    --------     --------     --------
Less Distributions
Dividends From Net Investment Income ................       (0.38)      (0.45)      (0.45)      (0.40)       (0.38)       (0.18)
Distributions From Net Realized Capital Gains .......       (0.21)      (0.64)      (0.95)      (1.74)       (1.48)       0.00
                                                         --------    --------    --------    --------     --------     --------
Total Distributions .................................       (0.59)      (1.09)      (1.40)      (2.14)       (1.86)       (0.18)
                                                         --------    --------    --------    --------     --------     --------
Net Asset Value, End of the Period ..................    $  11.27    $  13.15    $  13.95    $  14.27     $  13.54     $  13.88
                                                         ========    ========    ========    ========     ========     ========
Total Return (%) (c) ................................        (2.8)       26.8        17.6        18.1          8.6          3.9
Ratio of Operating Expenses to Average
Net Assets (%) ......................................        0.99(b)     1.11        0.88        0.88         0.90         0.94(b)
Ratio of Net Investment Income to
Average Net Assets (%) ..............................        3.69(b)     3.62        3.24        2.66         2.65         2.61(b)
Portfolio Turnover Rate (%) ..........................         36          54          70          69           81           62
Net Assets, End of the Period (000) ..................   $ 39,183    $ 59,411    $ 77,665    $ 85,620     $ 73,212     $ 68,356

(a) Commencement of operations.
(b) Computed on an annualized basis.
(c) Periods less than one year are not computed on an annualized basis.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

For the Period Ended June 30, 1999
(unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES. The Fund is a Series of New England Funds Trust I, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund seeks a reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income. The Declaration of Trust permits the trustees to issue an unlimited number of shares of the Trust in multiple series (each such series of shares a "Fund").

The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a maximum front end sales charge of 5.75%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase (or five years if purchased prior to May 1, 1997). Class C shares do not pay a front end sales charge and do not convert to any other class of shares, but they do pay a higher ongoing distribution fee than Class A shares and may be subject to a contingent deferred sales charge if those shares are redeemed within one year. Class Y shares do not pay a front end sales charge, a contingent deferred sales charge or distribution fees. They are intended for institutional investors with a minimum of $1,000,000 to invest. Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and transfer agent fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. SECURITY VALUATION. Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ national market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of less than sixty days) are valued on the basis of valuations furnished by a pricing service as authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's adviser and subadviser, under the supervision of the Fund's Trustees.

b. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income for the Fund is increased by the accretion of discount. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

c. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made.

d. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. Permanent book and tax differences are primarily due to differing treatments for mortgage backed securities, and market discount transactions.

e. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements including interest. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price including interest. The Fund's subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

2. PURCHASES AND SALES OF SECURITIES. For the six months ended June 30, 1999, purchases and sales of securities (excluding short-term investments) were as follows:

                     PURCHASES                          SALES
          -----------------------------      ------------------------------
          U.S. GOVERNMENT        OTHER       U.S. GOVERNMENT        OTHER
          ---------------        -----       ---------------        -----
             $7,944,813      $105,572,711      $21,397,912       $119,693,118

3a. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund pays gross management fees to its investment adviser, New England Funds Management, L.P., ("NEFM") at the annual rate of 0.75% of the first $200 million of the Fund's average daily net assets, 0.70% of the next $300 million and 0.65% of such assets in excess of $500 million reduced by the payment to the Fund's investment subadviser, Loomis Sayles & Company, L.P. ("Loomis Sayles") at the rate of 0.535% of the first $200 million of the Fund's average daily net assets, 0.350% of the next $300 million and 0.300% of such assets in excess of $500 million. Certain officers and directors of NEFM are also officers or Trustees of the Fund. NEFM and Loomis Sayles are wholly owned subsidiaries of Nvest Companies, L.P. ("Nvest") which is a subsidiary of Metropolitan Life Insurance Company ("MetLife"). Fees earned by NEFM and Loomis Sayles under the management and subadvisory agreements in effect during the six months ended June 30, 1999 are as follows:
                               Fees Earned
                               -----------
                           NEFM           $509,110
                           Loomis Sayles   826,479

The effective annualized management fee for the six months ended June 30, 1999 was 0.73%.

b. ACCOUNTING AND ADMINISTRATIVE EXPENSE. Nvest Services Company, Inc. ("NSC") is a wholly owned subsidiary of Nvest and performs certain accounting and administrative services for the Fund. The Fund reimburses NSC for all or part of NSC's expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund and (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance. For the six months ended June 30, 1999 these expenses amounted to $53,252 and are shown separately in the financial statements as accounting and administrative.

c. TRANSFER AGENT FEES. NSC is the transfer and shareholder servicing agent to the Fund and Boston Financial Data Services serves as the sub-transfer agent for the Fund. For the six months ended June 30, 1999, the Fund paid NSC $289,700 as compensation for its services in that capacity.

d. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A Shares (the "Class A Plan") and Service and Distribution Plans relating to the Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, the Fund pays New England Fund, L.P. ("New England Funds"), the Fund's distributor (a wholly owned subsidiary of Nvest) a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by the New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1999, the Fund paid New England Funds $263,890 in fees under the Class A Plan. If the expenses of New England Funds that are otherwise reimbursable under the Class A Plan incurred in any year exceed the amounts payable by the Fund under the Class A Plan, the unreimbursed amount (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Class A Plan remains in effect. The amount of unreimbursed expenses carried forward at June 30, 1999 is $2,041,399.

Under the Class B and Class C Plans, the Fund pays New England Funds monthly service fees at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1999, the Fund paid New England Funds $102,359 and $6,935 in service fees under the Class B and Class C plans, respectively.

Also under the Class B and Class C Plan, the Fund pays New England Funds a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B and Class C shares. For the six months ended June 30, 1999, the Fund paid New England Funds $307,077 and $20,804 in distribution fees under the Class B and Class C plans, respectively.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors in shares of the Fund during the six months ended June 30, 1999 amounted to $320,964.

e. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NEFM, New England Funds, Nvest, NSC or their affiliates. Each other Trustee receives a retainer fee at the annual rate of $40,000 and meeting attendance fees of $3,500 for each meeting of the Board of Trustees attended. Each committee member receives an additional retainer fee at the annual rate of $6,000 while each committee chairman receives a retainer fee (beyond the $6,000 fee) at the annual rate of $4,000. These fees are allocated to the various New England Funds based on a formula that takes into account, among other factors, the relative net assets of each fund.

A deferred compensation plan is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been, had it been invested in the Fund on the normal payment date. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

4. Capital Shares. At June 30, 1999 there was an unlimited number of shares of beneficial interest authorized, divided into four classes, Class A, Class B, Class C and Class Y capital shares. Transactions in capital shares were as follows:

                                                    YEAR ENDED              SIX MONTHS ENDED
                                                DECEMBER 31, 1998             JUNE 30, 1999
                                                -------------------       --------------------
 CLASS A                                        SHARES       AMOUNT        SHARES        AMOUNT
 --------                                      --------     --------      --------      --------
  Shares sold ..............................  4,184,781  $ 60,620,980      839,743   $ 11,438,606
  Shares issued in connection with
   the reinvestment of:
     Dividends from net investment income ..    343,283     4,825,054      163,443      2,220,042
     Distributions from net realized gain ..  1,673,947    22,101,687            0              0
                                              ---------  ------------      -------   ------------
                                              6,202,011    87,547,721    1,003,186     13,658,648
  Shares repurchased ....................... (6,091,042)  (87,727,573)  (2,319,220)   (31,378,380)
                                             ----------  ------------      -------   ------------
  Net increase (decrease) ................      110,969  $   (179,852)  (1,316,034)  $(17,719,732)
                                             ----------  ------------      -------   ------------

                                                    YEAR ENDED              SIX MONTHS ENDED
                                                DECEMBER 31, 1998             JUNE 30, 1999
                                                -------------------       --------------------
 CLASS B                                        SHARES       AMOUNT        SHARES        AMOUNT
 --------                                      --------     --------      --------      --------
  Shares sold ............................    1,248,516  $ 17,867,284      574,831  $   7,689,538
  Shares issued in connection with
   the reinvestment of:
    Dividends from net investment income .       83,821     1,166,098       43,550        586,500
    Distributions from net realized gain .      627,610     8,221,630            0              0
                                             ----------  ------------      -------   ------------
                                              1,959,947    27,255,012      618,381      8,276,038
  Shares repurchased .....................   (1,084,622)  (15,449,632)    (926,574)  (12,420,544)
                                             ----------  ------------      -------   ------------
  Net increase (decrease) ................      875,325  $ 11,805,380     (308,193) $  (4,144,506)
                                             ==========  ============     ========  =============

                                                    YEAR ENDED              SIX MONTHS ENDED
                                                DECEMBER 31, 1998             JUNE 30, 1999
                                                -------------------       --------------------
 CLASS C                                        SHARES       AMOUNT        SHARES        AMOUNT
 --------                                      --------     --------      --------      --------

  Shares sold ............................      227,595   $ 3,252,356       64,490   $    852,097
  Shares issued in connection with
   the reinvestment of:
    Dividends from net investment income .        5,863        81,509        3,085         41,388
    Distributions from net realized gain .       42,147       550,039            0              0
                                             ----------   -----------      -------   ------------
                                                275,605     3,883,904       67,575        893,485
  Shares repurchased .....................     (190,985)   (2,763,416)     (64,523)      (862,425)
                                             ----------   -----------      -------   ------------
  Net increase (decrease) ................       84,620   $ 1,120,488        3,052   $     31,060
                                             ----------   -----------      -------   ------------

                                                    YEAR ENDED              SIX MONTHS ENDED
                                                DECEMBER 31, 1998             JUNE 30, 1999
                                                -------------------       --------------------
 CLASS Y                                        SHARES       AMOUNT        SHARES        AMOUNT
 --------                                      --------     --------      --------      --------

  Shares sold ............................      408,384   $ 5,832,877      212,964   $  2,885,316
  Shares issued in connection with
   the reinvestment of:
    Dividends from net investment income .      145,334     2,049,589       65,421        889,914
    Distributions from net realized gain .      578,415     7,647,241            0              0
                                             ----------   -----------   ----------   ------------
                                              1,132,133    15,529,707      278,385      3,775,230
  Shares repurchased .....................   (1,724,451)  (24,685,693)    (761,606)   (10,228,216)
                                             ----------   -----------   ----------   ------------
  Net increase (decrease) ................     (592,318)   (9,155,986)    (483,221)    (6,452,986)
                                             ----------   -----------   ----------   ------------
  Increase (decrease) derived from
  capital shares transactions                  478,596   $ 3,590,030   (2,104,396)  $(28,286,164)
                                             =========   ===========   ==========   ============

5. LINE OF CREDIT. The Fund along with the other portfolios that comprise the New England Funds (the "Funds") participate in a $100,000,000 committed line of credit provided by Citibank, N.A. under a credit agreement (the "Agreement") dated March 4, 1999. Advances under the Agreement are taken primarily for temporary or emergency purposes. Borrowings under the Agreement bear interest at a rate tied to one of several short-term rates that may be selected from time to time. In addition, the Funds are charged a facility fee equal to 0.08% per annum on the unused portion of the line of credit. The annual cost of maintaining the line of credit and the facility fee is apportioned pro rata among the participating Funds. There were no borrowings as of or during the period ended June 30, 1999.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            NEW ENGLAND BALANCED FUND
     Supplement Dated August 15, 1999 to New England Stock Funds Class A, B
                                and C Prospectus
             and New England Stock and Star Funds Class Y Prospectus
                             Each dated May 3, 1999

 Effective immediately, John Hyll will remain on the Fund as the sole portfolio manager of the fixed income portion. Meri Ann Beck and Barr Segal are no longer acting as portfolio managers of this portion. Jeff Wardlow and Gregg Watkins will continue to manage the equity portion of the Fund.

--------------------------------------------------------------------------------
                                NEW ENGLAND FUNDS
--------------------------------------------------------------------------------

                             LARGE-CAP EQUITY FUNDS
                               Capital Growth Fund
                                   Growth Fund
                             Growth and Income Fund
                      (formerly Growth Opportunities Fund)
                                  Balanced Fund
                                   Value Fund

                              ALL-CAP EQUITY FUNDS
                               Star Advisers Fund
                               Star Worldwide Fund
                            International Equity Fund
                                  Bullseye Fund
                               Equity Income Fund

                             SMALL-CAP EQUITY FUNDS
                               Star Small Cap Fund

                             GOVERNMENT INCOME FUNDS
                        Limited Term U.S. Government Fund
                           Government Securities Fund

                              TAX-FREE INCOME FUNDS
                              Municipal Income Fund
                           Intermediate Term Tax Free
                               Fund of California
                       Massachusetts Tax Free Income Fund

                               MONEY MARKET FUNDS
                             Cash Management Trust,
                               Money Market Series
                          Tax Exempt Money Market Trust

                             CORPORATE INCOME FUNDS
                        Short Term Corporate Income Fund
                 (formerly Adjustable Rate U.S. Government Fund)
                                Bond Income Fund
                                High Income Fund
                              Strategic Income Fund

To learn more, and for a free prospectus, contact your financial representative.

              Visit our World Wide Web site at www.mutualfunds.com
                      New England Funds, L.P., Distributor
                               399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478

           This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains
          information about distribution charges, management and other items of interest. Investors are advised to read the
                     prospectus carefully before investing.

     New England Funds, L.P., and other firms selling shares of New England
      Funds are members of the National Association of Securities Dealers,
       Inc. (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure
      Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting the NASD at 800-289-9999 or by visiting their Web site at
                                 www.NASDR.com.

       Y2K Readiness Report: New England Funds has kept pace with the Y2K challenge. Mission critical systems have been tested and non-mission critical systems are scheduled for completion by September 30, 1999.
       Y2K is a top priority at New England Funds. For more information on our Y2K readiness, please visit our Web site at www.mutualfunds.com.

    This material represents Year 2000 Readiness Disclosure pursuant to the Year 2000 Information and Readiness Disclosure Act.

                                                              --------------
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